Condensed Statements of Operations (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Nov. 05, 2018	Dec. 31, 2019
Operating Expenses
Research and development					$ 26,000
Total operating expenses		$ 7,301,000	$ 10,277,000		21,568,000
Loss from operations		(4,153,000)	(219,000)		(1,762,000)
Other Expenses
Total other expense, net					(258,000)
Net loss		(3,241,000)	(403,000)		(2,047,000)
Net income attributable to common stockholders		(3,249,000)	(411,000)		(2,063,000)
Brooklyn Immunotherapeutics, LLC [Member]
Operating Expenses
General and administrative		2,515,198	2,372,333
Research and development		518,537	1,721,941
Total operating expenses		3,033,735	4,094,274
Loss from operations		(3,033,735)	(4,094,274)
Other Expenses
Interest expense, net		18,923	29,304
Total other expense, net		(18,923)	(29,304)
Net loss		$ (3,052,658)	$ (4,123,578)		8,937,054
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member]
Operating Expenses
General and administrative	$ 374,267				3,721,490
Research and development	1,621,084				5,156,266
Total operating expenses	1,995,351				8,877,756
Loss from operations	(1,995,351)				(8,877,756)
Other Expenses
Interest expense, net	(9,121)				(59,298)
Total other expense, net	(9,121)				(59,298)
Net loss	$ (2,004,472)				$ (8,937,054)
Brooklyn Immunotherapeutics, LLC [Member] | Predecessor [Member]
Operating Expenses
General and administrative				$ 5,351,698
Research and development				9,078,193
Total operating expenses				14,429,891
Loss from operations				(14,429,891)
Other Expenses
Interest expense, net				(1,668,711)
Total other expense, net				(1,668,711)
Net loss				(16,098,602)
Deemed dividends on preferred stock				(685,892)
Gain on extinguishment of preferred stock.				106,560,811
Net income attributable to common stockholders				$ 89,776,317